Note 9 - Intangible Assets (Details) - Acquired Intangible Assets $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	$ 30,398
Estimated weighted average amortization period (years)	8 years 328 days
Customer Lists and Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	$ 24,053
Estimated weighted average amortization period (years)	10 years
Trademarks and Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	$ 880
Estimated weighted average amortization period (years)	2 years
Brokerage Backlog [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	$ 2,467
Estimated weighted average amortization period (years)	109 days
Other Intangible Assets [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	$ 2,998
Estimated weighted average amortization period (years)	9 years 109 days